Business Combinations	12 Months Ended
Dec. 31, 2017
Business Combinations
33	BUSINESS COMBINATIONS

a)	Acquisiton of Adexus S.A.

In June 2015 the Company acquired 44% interest in the capital stock of Chilean entity Adexus S.A., which is mainly engaged in providing IT solutions services. At December 31, 2015 the Company arrived at the conclusion that joint control existed and that the joint arrangement qualified as a joint venture; therefore, the investment was recorded under the equity method of accounting in the consolidated financial statements of the Group (Note 16-b).

In January 2016 the Group acquired an additional interest of 8%, totaling 52% of total interest; the consideration agreed totaled S/8.3 million which was settled through debt capitalization. This larger interest did not affected the investment classification as a joint venture.

Subsequently, in August 2016, the Group acquired an additional interest of 39.03% to obtain total interest in its capital stock of 91.03%; thus gaining control over this entity. The consideration agreed totaled S/14 million which was initially stated as debt and then capitalized in the same period.

Upon obtaining control, the Company accounted for the transaction using the acquisition method of accounting set forth in IFRS 3 “Business Combination” and determined goodwill resulting from the acquisition. The balance at December 31, 2016 was stated at provisional values.

The table below itemizes the determination of the fair value of the identifiable assets acquired, liabilities assumed, non-controlling interest held and goodwill at the acquisition date:

	Fair Value
	S/000	US$000
Purchase consideration	14,040	4,179
Fair value of previously held interest	29,039	8,643

Total consideration (a)	43,079	12,822

	Fair Value
	S/000	US$000
Fair value of assets and liabilities of Adexus S.A.:
Cash and cash equivalents	7,737	2,303
Trade receivables	107,426	31,972
Receivables from related parties	2,610	777
Other receivables	1,160	345
Inventories	1,647	490
Prepaid expenses	11,587	3,449
Long-term trade receivables	26,886	8,195
Other long-term receivables	2,063	614
Property, plant and equipment	41,988	12,496
Intangibles	32,204	9,585
Deferred income tax assets	18,115	5,198
Borrowings	(108,808)	(32,383)
Trade payables	(59,399)	(17,678)
Payables to related parties	(15,683)	(4,667)
Current income tax	(2,763)	(822)
Other payables	(10,291)	(3,063)
Other provisions	(1,926)	(573)
Contingent liabilities	(1,149)	(342)
Deferred income tax liabilities	(7,102)	(2,114)

Fair value of net identifiable assets	46,302	13,782
Non-controlling interest (8.97%)	(4,153)	(1,236)

Fair value of net assets attributable to the Group (b)	42,149	12,546

Goodwill (Note 18) (a) - (b)	930	276

Losses arising from the re-measurement at fair value of the previously held interest amounted to S/6.8 million, which was recognized in the statement of income within “Other income and expenses, net”, at the date of acquisition of that additional interest in 2016 (Note 29).

Acquisition transaction costs amounting to S/1.4 million were charged to profit or loss within administrative expenses in 2016.

b)	Acquisition of Morelco S.A.S.

In December 23, 2014, through subsidiary GyM S.A. the Company obtained control of Morelco S.A.S. (Morelco) by acquiring 70% of its capital shares. Morelco is an entity domiciled in Colombia that is mainly engaged in providing construction and assembly services. This acquisition is part of the Group’s plan to increase its presence in markets that present high growth potential as in Colombia, and in attractive industries, such as mining and energy.

At December 31, 2014 the Company determined goodwill resulting from this acquisition on the basis of an estimated purchase price of US$93.7 million (equivalent to S/277.1 million), which included cash payments made for US$78.5 million and cash payable estimated to be US$15.1 million (equivalent to S/45.7 million), which, under the agreement of the parties, would be defined after a review of the acquiree’s balance sheet, mainly working capital, cash and financial debt as well as the final carrying amount of the acquiree’s work backlog. The estimated purchase price was allocated to the provisional carrying amounts of the assets acquired and the liabilities assumed.

As a result of this allocation, the balance of goodwill was determined to be US$36.1 million (equivalent to S/105.8 million).

In 2015 as part of the review of the provisional allocation of the purchase price, the following situations arose:

a)	The balance at December 31, 2014 of the consideration payable of US$15 million (equivalent to S/46 million) was adjusted in 2015 to US$9.1 million (S/32 million) as a result of the final determination of the working capital, cash and financial debt balances, under the purchase agreement. This amount was fully paid in 2015.

b)	The provisional fair values of certain assets acquired and liabilities assumed were reviewed.

As a result of the above, the purchase price was adjusted to US$87.5 million (equivalent to S/258.6 million); the provisional fair values of certain asset and liabilities were modified, giving rise to an adjustment of goodwill to US$35.2 million (equivalent to S/103 million).

Put and call options of non-controlling interest -

Under the shareholder agreement signed for the acquisition of Morelco, the subsidiary GyM signed a purchase-sale agreement for 30% of Morelco’s capital stock held by the non-controlling shareholders. By this agreement, the non-controlling shareholders obtained a right to sell their shares over a period and for an amount set in the agreement (put option). The period to exercise the option began on the second anniversary of the acquisition of the option and expires on its tenth anniversary. The option exercise price is based on a EBITDA multiple less the net debt and until months 51 and 63 until from the date of the agreement a minimum amount is set that is based on the price per share that GyM paid to buy 70% of Morelco’s share capital.

On the other hand, the subsidiary GyM obtains call option to buy those shares over a period of 10 years and at a price that is determined the same way as the put option price is determined, except for the fact the minimum amount is effective for the entire effective period of the option (call option).

Under the IFRS framework, the put option is for the Company an obligation to purchase non-controlling interest shares, and therefore, the Group recognizes a liability measured on the basis of the present value of that option. Since the Group arrived at the conclusion that as a result of this agreement, it did not obtain the risks and rewards inherent to the ownership of this share package underlying the option, initial recognition of this liability was a charge to equity of controlling shareholders within other reserves.

The amount of the liability arising from the put option was estimated at the present value of the redemption amounts expected on the basis of minimum amount of the Morelco’s agreement and the exercise rights of the option. The Company expects that purchase options are to be exercised at the date following the date of transfer. The expected redemption of the non-controlling interest is as follows: 41.66% in the second year, 41.66% in the fourth year and the remaining shares will be sold on the fifth anniversary of the option grant date. The discount rate used to determine the present value of the expected redemption amounts is a risk-free rate available to comparable market participants and indicates the fact that the Group estimates to pay the minimum price of the agreement. At December 31, 2017 the liability is estimated to be S/105.4 million, using a 1.79% discount rate for the first year, 2.03% for the second year, and 2.12% discount rate for the third year (at December 31, 2016 it was S/109.9 million, using a 0.78% discount rate for the first year, 1.37% discount rate for the second year and 1.76% for the third year). In 2017 the changes in the present value of the put option estimated to be S/5.19 million were recognized in the statement of income stated within “Other income and expenses, net” and within “Financial Income and expenses”.

c)	Acquisition of Coasin Instalaciones Ltda.

In March 2014, through the subsidiary CAM Chile S.A., the Group acquired control of Coasin Instalaciones Limited with the purchase of 100% of its capital shares. Coasin is an entity incorporated in Chile and is mainly engaged in providing installation and maintenance services for networks and equipment related to the telecommunications industry.

Over a period of twelve months after the acquisition, the Group reviewed the allocation of the purchase price and fair values determined provisionally for certain assets and liabilities. As a result of this process, the balance of goodwill was changed on March 2015 to US$2.2 million (equivalent to S/6.4 million).